Annual Total Returns (dei_DocumentInformationDocumentAxis, (Delaware Core Plus Bond Fund), Class A)	0 Months Ended
Nov. 28, 2012
(Delaware Core Plus Bond Fund) | Class A
Bar Chart Table:
Annual Return 2002	9.88%
Annual Return 2003	2.09%
Annual Return 2004	3.82%
Annual Return 2005	1.94%
Annual Return 2006	3.01%
Annual Return 2007	5.06%
Annual Return 2008	(1.65%)
Annual Return 2009	19.75%
Annual Return 2010	7.88%
Annual Return 2011	7.49%